Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 9,008,244	$ 12,225,337	$ 10,481,737
Revenue from services [Member]
Disaggregation of Revenue [Line Items]
Total	6,633,114	8,308,258	6,961,024
Revenue from products [Member]
Disaggregation of Revenue [Line Items]
Total	2,375,130	3,917,079	3,520,713
Animation production services [Member]
Disaggregation of Revenue [Line Items]
Total	3,515,556	3,498,894	2,945,662
Merchandise [Member]
Disaggregation of Revenue [Line Items]
Total	2,375,130	3,917,079	3,520,713
Game publishing [Member]
Disaggregation of Revenue [Line Items]
Total	2,229,625	2,537,358	2,949,735
Self-operated games [Member]
Disaggregation of Revenue [Line Items]
Total	598,416	1,008,044	1,467,605
Jointly-operated games [Member]
Disaggregation of Revenue [Line Items]
Total	1,631,209	1,529,314	1,482,130
Licensing [Member]
Disaggregation of Revenue [Line Items]
Total	873,518	1,954,161	457,036
Other services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 14,415	$ 317,845	$ 608,591